Acquired Intangible Lease Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	$ 292,037,000	$ 323,298,000
Finite-lived intangible assets, accumulated amortization	159,639,000	128,544,000
Amortization of intangible assets	32,700,000	33,400,000	33,200,000
Acquired in-place leases
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	250,628,000	277,764,000
Finite-lived intangible assets, accumulated amortization	138,333,000	111,566,000
Finitel-lived intangible asset, useful life	10 years 6 months	11 years 1 month 6 days
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	26,849,000
2014	26,265,000
2015	25,224,000
2016	23,374,000
2017	21,339,000
Acquired above market leases
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	41,409,000	45,534,000
Finite-lived intangible assets, accumulated amortization	21,306,000	16,988,000
Finitel-lived intangible asset, useful life	11 years 10 months	11 years 4 months 42 days
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	4,296,000
2014	4,258,000
2015	4,199,000
2016	3,853,000
2017	$ 3,578,000